Subsequent events (Details) $ in Thousands, $ in Millions			12 Months Ended
	Mar. 01, 2024 CAD ($) D	Mar. 01, 2024 USD ($) D	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Amount drawn under credit facility			$ 5,878	$ 17,772
New Credit Agreement | Credit Agreement with National Bank of Canada
Disclosure of non-adjusting events after reporting period [line items]
Line of credit facility		$ 50.0
Credit facility term	12 months	12 months
Percentage of increase in interest rate per annum		0.50%
Number Of days at which interest rate per annum shall be increased | D	90	90
Amount drawn under credit facility	$ 33,900	$ 25.0
Facility fees	$ 1,400	$ 1.0
New Credit Agreement | Base Rate Loan | Federal Funds Effective Rate
Disclosure of non-adjusting events after reporting period [line items]
Interest rate		0.50%
New Credit Agreement | Base Rate Loan | National Bank variable rate of interest
Disclosure of non-adjusting events after reporting period [line items]
Interest rate		4.00%
New Credit Agreement | Term Benchmark Loan | SOFR
Disclosure of non-adjusting events after reporting period [line items]
Interest rate		5.00%
New Credit Agreement | Term Benchmark Loan | One month SOFR
Disclosure of non-adjusting events after reporting period [line items]
Interest rate		0.10%
New Credit Agreement | Term Benchmark Loan | Three month SOFR
Disclosure of non-adjusting events after reporting period [line items]
Interest rate		0.15%
New Credit Agreement | Term Benchmark Loan | Six month SOFR
Disclosure of non-adjusting events after reporting period [line items]
Interest rate		0.25%